Transaction with Related Parties - Balance Sheet (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Advances for drillships under construction and related costs	$ 662,313	$ 992,825	$ 754,925
Drilling rigs, drillships, machinery and equipment, net	5,777,025	4,399,462
Related party
Advances for drillships under construction and related costs	1,185	960
Drilling rigs, drillships, machinery and equipment, net	$ 5,692	$ 0